Summary of significant accounting policies (Details 2) - shares	Sep. 30, 2025	Sep. 30, 2024
Summary of significant accounting policies
Warrants to purchase ordinary shares	9,080,374	1,072,865
Potentially dilutive shares from promissory notes	41,718